Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000032337
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Haverford Quality Growth Stock Fund
Without Sales Load [Member] | C000032337
Average Annual Return [Line Items]
Average Annual Return, Percent	27.44%		11.16%	9.62%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (TR)
Average Annual Return, Percent	38.02%		15.27%	13.00%
NASDAQ Dividend Achievers Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Dividend Achievers Select Total Return Index (USD)
Average Annual Return, Percent	30.28%		12.49%	11.74%